Other non-current Assets - Schedule of Other Non-current Assets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Other Assets, Noncurrent Disclosure [Abstract]
Deposits	¥ 3,924		¥ 3,767
Long-term loans receivable	937		344
Total	¥ 4,861	$ 767	¥ 4,111